Average Annual Total Returns - Invesco Global Listed Private Equity ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes) 1Year	Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes) 5Years	Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes) 10Years	MSCI All Country World Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1Year	MSCI All Country World Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5Years	MSCI All Country World Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10Years
Total	Oct. 24, 2006	13.34%	12.18%	9.35%	10.93%	9.87%	7.03%	7.86%	8.72%	6.50%	13.61%	13.07%	10.42%	16.25%	12.26%	9.13%